Note 14 - Share Settled Debt (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended		3 Months Ended	0 Months Ended			3 Months Ended	0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 05, 2013	Jun. 19, 2013	Jun. 19, 2013	Dec. 06, 2013	Jul. 09, 2013	Jul. 10, 2013	Oct. 16, 2013	Dec. 02, 2013
Note 14 - Share Settled Debt (Details) [Line Items]
Operating Income (Loss)	$ (57,201)	$ (83,169)	$ (16,470)
Due to Related Parties, Current	299	34
Additional Settlement Shares [Member] | Past Due Accounts Payable [Member] | Hanover [Member]
Note 14 - Share Settled Debt (Details) [Line Items]
Stock Issued During Period, Settlement of Liabilities (in Shares)				7
Additional Settlement Shares [Member] | Hanover [Member] | July Action [Member]
Note 14 - Share Settled Debt (Details) [Line Items]
Litigation Settlement, Equity Interest Issued or Issuable, Number of Shares (in Shares)									18
VWAP [Member] | Past Due Accounts Payable [Member] | Hanover [Member]
Note 14 - Share Settled Debt (Details) [Line Items]
Litigation Settlement, Equity Interest Issued or Issuable, Number of Shares (in Shares)					11	11
VWAP [Member] | Hanover [Member] | July Action [Member]
Note 14 - Share Settled Debt (Details) [Line Items]
Litigation Settlement, Equity Interest Issued or Issuable, Number of Shares (in Shares)										75
Past Due Accounts Payable [Member] | Hanover [Member]
Note 14 - Share Settled Debt (Details) [Line Items]
Loss Contingency, Damages Sought, Value				2,412
Stock Issued During Period, Settlement of Liabilities (in Shares)				6		12
Adjustment Period for Settlement Shares, Consecutive Trading Days				50 days
Loss Contingency, Damages Awarded, Value				3,135
Claim Amount, Percentage				130.00%
Legal Fees				10
Trading Volume Weighted Average Price, Percentage				70.00%
Legal Expenses Incurred By Plaintiff, Maximum				50
Ownership Percentage, Maximum				4.99%
Maximum Ownership of Common Shares				9.99%
Shares Returned (in Shares)					1
Operating Income (Loss)					(1,051)
MGP [Member] | December Action [Member]
Note 14 - Share Settled Debt (Details) [Line Items]
Claim Amount, Percentage							20.00%
Due to Related Parties, Current							295
Hanover [Member] | July Action [Member]
Note 14 - Share Settled Debt (Details) [Line Items]
Loss Contingency, Damages Sought, Value								7,206
Stock Issued During Period, Settlement of Liabilities (in Shares)										55
Loss Contingency, Damages Awarded, Value									9,727
Claim Amount, Percentage									135.00%
Legal Expenses Incurred By Plaintiff, Maximum									50
Maximum Ownership of Common Shares									9.99%
Litigation Settlement, Equity Interest Issued or Issuable, Number of Shares (in Shares)									55
Shares Returned (in Shares)										3
Operating Income (Loss)										(3,907)
Settlement Agreement on Share Value									65.00%
Settlement Agreement on Common Shares, Maximum Threshold for Offering Shares, Percentage of Worldwide Average Daily Trading Volume									15.00%
Settlement Agreement on Common Shares, Maximum Threshold for Offering Shares, Value of Shares									65
Hanover [Member] | December Action [Member]
Note 14 - Share Settled Debt (Details) [Line Items]
Loss Contingency, Damages Sought, Value											44,649
Loss Contingency, Damages Awarded, Value							61,631
Claim Amount, Percentage							137.50%
Maximum Ownership of Common Shares							9.99%
Litigation Settlement, Equity Interest Issued or Issuable, Number of Shares (in Shares)							70
Operating Income (Loss)							26,864
Settlement Agreement on Share Value							62.00%
Due to Related Parties, Current							125
Hanover [Member]
Note 14 - Share Settled Debt (Details) [Line Items]
Litigation Settlement, Equity Interest Issued or Issuable, Number of Shares (in Shares)	768,752
Operating Income (Loss)	9,739
Payments for Legal Settlements	$ 61,574